UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
- Dreyfus California AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 05/31

Date of reporting period: 8/31/12

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)
California--89.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,205,320
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	6,154,800
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	21,437,755
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	11,355,300
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,818,692
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	12,177,900
California,
GO	5.00	8/1/22	5,000,000	5,756,450
California,
GO (Various Purpose)	5.50	4/1/19	4,455,000	5,511,370
California,
GO (Various Purpose)	5.25	2/1/23	13,000,000	16,242,850
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,881,700
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	17,268,000
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	5,315,175
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	28,822,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	22,431,825
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	10,559,438
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,694,410
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	37,437,900
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	11,739,100
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,519,000
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	20,083,350

California,
GO (Various Purpose) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	2/1/18	5,055,000	6,013,529
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,986,200
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	9,000,000	11,134,980
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	8,952,150
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	13,677,792
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	6/30/23	135,000	181,046
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,879,050
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	887,209
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,019,780
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	6,425,429
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	5.00	8/15/25	5,855,000	7,032,148
California Health Facilities
Financing Authority, Revenue
(Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000	9,196,575
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/32	1,150,000	1,294,819
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	12,525,000	13,741,052
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000	1,107,860
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	6,912,000

California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000		4,018,070
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	13,085,000		13,310,847
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000		1,084,650
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		7,047,675
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	10,000,000		10,932,000
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		5,973,825
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	a	7,991,625
California State Public Works
Board, LR (Department of
Corrections, Calipatria State
Prison, Imperial County)
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/17	11,415,000		12,611,863
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000		1,860,096
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		11,038,800
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.50	6/1/14	2,575,000		2,708,617
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/23	4,400,000		5,608,636
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,806,481
California State University

Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	5,579,450
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	20,056,600
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	11,194,700
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,630,050
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	4,271,025
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	12,932,930
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000	9,277,920
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,583,835
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000	3,277,980
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.00	8/15/22	2,000,000	2,355,820
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,370,334
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	8,000,000	8,245,280
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000	4,298,800
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000	3,742,776
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000	1,036,100

Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	b	1,955,550
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000	c	15,858,867
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	8,915,000		8,928,016
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		12,069,756
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000		1,745,942
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		2,003,200
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,505,250
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,814,389
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000		20,906,131
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	b	3,201,537
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	b	3,171,279
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	b	3,132,081
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	b	1,773,221
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000	d	1,205,201
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		6,072,950
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,574,560
Los Angeles Department of
Airports, Senior Revenue (Los

Angeles International Airport)	5.25	5/15/29	16,090,000		18,724,577
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		28,296,500
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	12,000,000		13,902,720
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	10,000,000		11,585,600
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		30,830,100
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,438,420
Metropolitan Water District of
Southern California, Water
Revenue	5.00	7/1/20	4,000,000		5,061,360
Metropolitan Water District of
Southern California, Water
Revenue	5.00	7/1/21	2,245,000		2,868,212
Metropolitan Water District of
Southern California, Water
Revenue	5.00	10/1/34	7,390,000		8,847,678
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,555,950
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	b	2,771,777
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	b	3,548,754
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,871,125
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	d	782,037
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	d	521,363
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,220,344
Orange County Community Facilities
District (Landera Ranch)
Special Tax Bonds	5.63	8/15/34	4,000,000		4,042,080
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		3,511,710

Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	b	4,193,084
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000	d	11,447,655
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,745,592
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,650,811
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000		5,482,800
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		8,485,890
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,457,185
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		2,962,325
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	3,685,000		3,765,554
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000		7,118,650
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,332,565
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		10,063,570
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	6,000,000		6,635,520
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000		5,775,529
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000		6,962,450
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000		7,190,220
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000		1,536,800
San Francisco City and County
Airport Commission, San
Francisco International

Airport Second Series Revenue	5.00	5/1/23	6,775,000		8,176,341
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000		4,698,920
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,358,240
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,347,160
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,517,500
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,893,644
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	b	331,472
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	b	305,680
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,897,494
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000		6,840,456
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,675,499
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,594,137
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		13,690,430
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		16,150,750
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,785,000		1,785,893

Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		6,993,624
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,213,210
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		9,358,560
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,369,145
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		9,173,002
University of California Regents,
General Revenue	5.00	5/15/21	15,000,000		18,799,200
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		11,755,600
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,831,280
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	b	719,280
U.S. Related--9.1%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,880,140
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		3,204,568
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		2,054,860
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	6,000,000		6,017,940
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		2,160,600
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	10,000,000		10,419,400
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000		4,464,160
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		6,323,940
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,418,250
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		10,778,100
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	130,000		159,766
Puerto Rico Highway and

Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	2,870,000		3,281,874
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	1,380,000		1,440,927
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital
Auxilio Mutuo Obligated Group
Project)	6.00	7/1/33	2,450,000		2,792,878
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000		11,537,934
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,352,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000		5,317,290
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000		8,419,950
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000		10,336,000
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands General
Obligation/Matching Fund Loan
Note)	7.30	10/1/18	2,575,000		3,118,325
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000		5,480,600
Total Long-Term Municipal Investments
(cost $1,096,459,539)					1,214,241,995
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.15	9/1/12	900,000	e	900,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.19	9/1/12	4,500,000	e	4,500,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los

Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.15	9/1/12	2,000,000	e	2,000,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.19	9/1/12	3,900,000	e	3,900,000
Total Short-Term Municipal Investments
(cost $11,300,000)					11,300,000
Total Investments (cost $1,107,759,539)			99.5%		1,225,541,995
Cash and Receivables (Net)			.5%		6,548,313
Net Assets			100.0%		1,232,090,308

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, this security was valued at $7,991,625 or 0.6% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2012, net unrealized appreciation on investments was $117,782,456 of which $117,791,714 related to appreciated investment securities and $9,258 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,225,541,995	-	1,225,541,995
Other Financial Instruments:
Swaps+	-	520,866	-	520,866
Liabilities ($)
Other Financial Instruments:
Swaps+	-	(568,757)	-	(568,757)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

						Unrealized
						Appreciation
Notional			Base Index			(Depreciation)
Amount ($)	Counterparty	Reference Index	Value (%)		Termination Date	($)

		Forward Rate Agreement,
		Municipal Market Data General
30,000,000	Citibank	Obligation, 2022, AAA Index [a]		2.03	11/27/2012	520,866

		Forward Rate Agreement,
		Municipal Market Data General
20,000,000	Citibank	Obligation, 2032, AAA Index [a]		2.81	11/27/2012	(568,757)

Gross Unrealized Appreciation						520,866
Gross Unrealized Depreciation						(568,757)

[a] The fund will receive a payment from the counterparty if the value of the reference index is greater than the base index value on the termination date. The fund will make a cash payment to the counterparty if the value of the reference index is less than the base index value on the termination date.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
- Dreyfus California AMT-Free Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)